Related Party Balances and Transactions - Schedule of Related Party Balances (Details) - USD ($)		Dec. 31, 2024		Dec. 31, 2023
Guangzhou Tiancheng Capital Management Group Co., Ltd. [Member]
Accounts payable-related party
Accounts payable-related party, Subtotal		$ 17,673		$ 146,903
Total accounts payable-related party		17,673		146,903
Due to related parties *
Due to related parties, Subtotal	[1]	68,500
Related Party [Member]
Accounts payable-related party
Accounts payable-related party, Subtotal		17,673		146,903
Less: Total accounts payable-related party from discontinued operations
Total accounts payable-related party		17,673		146,903
Due from related parties *
Due from related parties, Subtotal	[1]	408,625		1,119,099
Less: Total due from related parties from discontinued operations		408,625		1,119,099
Total due from related parties
Due to related parties *
Due to related parties, Subtotal	[1]	218,697		213,789
Less: Total due to related parties from discontinued operations		616		63,395
Total due to related parties		218,081		150,394
Shenzhen CIC Consulting Co., Ltd.[Member]
Due from related parties *
Due from related parties, Subtotal	[1]	217,651		502,314
Shenzhen Zhongtou Shunshi Investment Management Co.[Member]
Due from related parties *
Due from related parties, Subtotal	[1]	113,801		357,967
Shenzhen Qianhai Jingwei Wisdom Investment Consultant Co.[Member]
Due from related parties *
Due from related parties, Subtotal	[1]			29,958
Due to related parties *
Due to related parties, Subtotal	[1]			2,817
Shenzhen Zhongtou Industrial Planning & Consulting Co.[Member]
Due from related parties *
Due from related parties, Subtotal	[1]			101,692
Due to related parties *
Due to related parties, Subtotal	[1]			10,578
Shenzhen Zhongtou Big Data Technology Co.[Member]
Due from related parties *
Due from related parties, Subtotal	[1]	25,441		25,606
Ms. Li Qian [Member]
Due from related parties *
Due from related parties, Subtotal	[1]			12,253
Due to related parties *
Due to related parties, Subtotal			[1]	24,226
Shenzhen Zhongtou Industrial Treasure Network Co.[Member]
Due from related parties *
Due from related parties, Subtotal	[1]	40,086		86,973
Due to related parties *
Due to related parties, Subtotal	[1]			25,775
Mr. Zhiliang Hu [Member]
Due from related parties *
Due from related parties, Subtotal	[1]	11,646		2,336
Due to related parties *
Due to related parties, Subtotal	[1]	616
Mr. Ruilin Xu (the Company’s Chief Executive Officer) [Member]
Due to related parties *
Due to related parties, Subtotal	[1]	28,907		29,719
Infinity worldwide holding ltd [Member]
Due to related parties *
Due to related parties, Subtotal	[1]	$ 120,674		$ 120,674

[1]	The above balances are due on demand, interest-free and unsecured. The Company used the funds for its operations.